----------------------------
                                                    OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number: 3235-0578

                                                    Expires: February 28, 2006

                                                    Estimated average burden
                                                    hours per response: 20.00
                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-05685
                                   ---------------------------------------


                          Williamsburg Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  225 Pictoria Drive, Suite 450          Cincinnati, Ohio            45246
--------------------------------------------------------------------------------
           (Address of principal executive offices)                (Zip code)


                             W. Lee H. Dunham, Esq.


Sullivan & Worcester LLP   One Post Office Square   Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400
                                                     ---------------------------
Date of fiscal year end:         March 31, 2006
                          ---------------------------------------------

Date of reporting period:        June 30, 2005
                          ---------------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30 , 2005 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS -- 96.6%                                    VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY -- 13.9%
     89,156  CarMax, Inc. (a)                                      $ 2,376,007
     74,368  Eastman Kodak Company                                   1,996,781
     43,732  Estee Lauder Companies, Inc. - Class A (The)            1,711,233
     60,804  E.W. Scripps Company - Class A (The)                    2,967,235
     49,452  Harrah's Entertainment, Inc.                            3,564,006
     34,378  Lowe's Companies, Inc.                                  2,001,487
     85,000  Walt Disney Company (The)                               2,140,300
     35,430  Wm. Wrigley Jr. Company                                 2,439,001
                                                                   -----------
                                                                    19,196,050
                                                                   -----------
             CONSUMER STAPLES -- 9.2%
     43,498  Colgate-Palmolive Company                               2,170,985
     46,000  PepsiCo, Inc.                                           2,480,780
     83,072  Sysco Corporation                                       3,006,376
     63,674  Walgreen Company                                        2,928,367
     46,000  Wal-Mart Stores, Inc.                                   2,217,200
                                                                   -----------
                                                                    12,803,708
                                                                   -----------
             ENERGY -- 12.2%
     32,048  BP PLC - ADR                                            1,999,154
     42,152  EOG Resources, Inc.                                     2,394,234
     62,745  E26on Mobil Corporation                                 3,605,955
     62,806  Murphy Oil Corporation                                  3,280,357
     31,604  Schlumberger Limited                                    2,400,008
     67,357  Suncor Energy, Inc.                                     3,187,333
                                                                   -----------
                                                                    16,867,041
                                                                   -----------
             FINANCIALS -- 16.4%
     58,858  American Express Company                                3,133,011
     64,000  BB&T Corporation                                        2,558,080
        875  Berkshire Hathaway, Inc. - Class B (a)                  2,435,563
     38,763  Capital One Financial Corporation                       3,101,428
     55,950  Citigroup, Inc.                                         2,586,569
     43,811  Jefferson-Pilot Corporation                             2,208,951
     12,278  Markel Corporation (a)                                  4,162,242
     52,502  Wachovia Corporation                                    2,604,099
                                                                   -----------
                                                                    22,789,943
                                                                   -----------
             HEALTHCARE -- 14.7%
     36,500  AMERIGROUP Corporation (a)                              1,467,300
     47,178  Amgen, Inc. (a)                                         2,852,382
     47,307  Eli Lilly & Company                                     2,635,473
     61,070  Johnson & Johnson                                       3,969,550
     32,741  Medtronic, Inc.                                         1,695,656
     66,159  Pfizer, Inc.                                            1,824,665
     44,564  WellPoint, Inc. (a)                                     3,103,437
     36,337  Zimmer Holdings, Inc. (a)                               2,767,789
                                                                   -----------
                                                                    20,316,252
                                                                   -----------

THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS -- 96.6% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS -- 8.9%
     94,775  Cendant Corporation                                   $ 2,120,117
     51,000  Danaher Corporation                                     2,669,340
     74,344  General Electric Company                                2,576,020
     32,875  United Parcel Service, Inc. - Class B                   2,273,635
     51,918  United Technologies Corporation                         2,665,989
                                                                   -----------
                                                                    12,305,101
                                                                   -----------
             INFORMATION TECHNOLOGY -- 9.6%
    101,963  Check Point Software Technologies Limited (a)           2,018,867
    128,834  Cisco Systems, Inc. (a)                                 2,462,018
     93,526  Dell, Inc. (a)                                          3,695,212
     30,234  International Business Machines Corporation             2,243,363
    117,071  Microsoft Corporation                                   2,908,044
                                                                   -----------
                                                                    13,327,504
                                                                   -----------
             MATERIALS -- 6.1%
     54,560  Dow Chemical Company (The)                              2,429,557
     70,860  Praxair, Inc.                                           3,302,076
     21,983  Rio Tinto PLC - ADR                                     2,680,167
                                                                   -----------
                                                                     8,411,800
                                                                   -----------
             TELECOMMUNICATIONS SERVICES -- 3.2%
     75,537  America Movil S.A. de C.V. - Series L - ADR             4,502,761
                                                                   -----------

             UTILITIES -- 2.4%
     45,397  Dominion Resources, Inc.                                3,331,686
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $109,487,551)              $133,851,846
                                                                   -----------


================================================================================
   SHARES    MONEY MARKET FUNDS -- 3.2%                                VALUE
--------------------------------------------------------------------------------
  4,456,071  First American Treasury Obligation Fund - Class Y
               (Cost $4,456,071)                                   $ 4,456,071
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE -- 99.8%
              (Cost $113,943,622)                                 $138,307,917

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%             234,276
                                                                   -----------

             NET ASSETS -- 100.0%                                 $138,542,193
                                                                   ===========

(a) Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to portfolio of investments.

THE DAVENPORT EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

JUNE 30, 2005 (UNAUDITED)



1. SECURITIES VALUATION

The Davenport Equity Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or combination of these and other factors.


2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2005:



            Cost of portfolio investments                   $   113,943,622
                                                            ===============

            Gross unrealized appreciation                   $    28,940,702

            Gross unrealized depreciation                        (4,576,407)
                                                            ---------------

            Net unrealized appreciation                     $    24,364,295
                                                            ===============

FBP VALUE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS - 95.6%                                    VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 14.4%
     17,000  Best Buy Company, Inc.                                $ 1,165,350
     86,000  Cendant Corporation                                     1,923,820
     30,000  CVS Corporation                                           872,100
     34,500  Dillard's, Inc.                                           807,990
     32,000  General Motors Corporation                              1,088,000
     25,000  May Department Stores Company                           1,004,000
     30,000  Wal-Mart Stores, Inc.                                   1,446,000
      6,500  Whirlpool Corporation                                     455,715
                                                                   -----------
                                                                     8,762,975
                                                                   -----------
             CONSUMER STAPLES - 2.6%
     19,000  Altria Group, Inc.                                      1,228,540
     20,000  Kroger Company (The) (a)                                  380,600
                                                                   -----------
                                                                     1,609,140
                                                                   -----------
             ENERGY - 3.0%
     21,000  Marathon Oil Corporation (b)                            1,120,770
     11,000  Royal Dutch Petroleum Company                             713,900
                                                                   -----------
                                                                     1,834,670
                                                                   -----------
             FINANCIALS - 31.6%
     20,000  American Express Company                                1,064,600
     36,000  American International Group, Inc.                      2,091,600
     46,000  Bank of America Corporation                             2,098,060
     14,000  CIGNA Corporation (b)                                   1,498,420
     50,000  Citigroup, Inc.                                         2,311,500
     19,000  Fannie Mae                                              1,109,600
     10,000  Freddie Mac                                               652,300
     19,000  Jefferson-Pilot Corporation                               957,980
     63,400  JPMorgan Chase & Company                                2,239,288
     54,000  St. Paul Travelers Companies, Inc.                      2,134,620
     55,000  UnumProvident Corporation                               1,007,600
     41,000  Wachovia Corporation                                    2,033,600
                                                                   -----------
                                                                    19,199,168
                                                                   -----------
             HEALTH CARE - 21.0%
     33,000  Bristol-Myers Squibb Company                              824,340
     30,000  Cardinal Health, Inc.                                   1,727,400
     40,000  HCA, Inc. (b)                                           2,266,800
     27,000  Johnson & Johnson                                       1,755,000
     50,000  Merck & Company, Inc.                                   1,540,000
     69,000  Pfizer, Inc.                                            1,903,020
     35,000  Watson Pharmaceuticals, Inc. (a)                        1,034,600
     24,000  WellPoint, Inc. (a)                                     1,671,360
                                                                   -----------
                                                                    12,722,520
                                                                   -----------

FBP VALUE FUND
PORTFOLIO OF INVESTMENTS
================================================================================
   SHARES    COMMON STOCKS - 95.6% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS - 6.0%
     10,300  FedEx Corporation                                     $   834,403
     33,000  General Electric Company                                1,143,450
     40,000  Tyco International, Limited                             1,168,000
      8,000  Union Pacific Corporation                                 518,400
                                                                   -----------
                                                                     3,664,253
                                                                   -----------
             INFORMATION TECHNOLOGY - 12.7%
     41,800  Agilent Technologies, Inc. (a)                            962,236
     28,500  Computer Sciences Corporation (a)                       1,245,450
     83,000  Hewlett-Packard Company                                 1,951,330
     28,000  International Business Machines Corporation             2,077,600
     50,000  Microsoft Corporation                                   1,242,000
     67,000  Solectron Corporation (a)                                 253,930
                                                                   -----------
                                                                     7,732,546
                                                                   -----------
             MATERIALS - 1.9%
     40,000  Engelhard Corporation                                   1,142,000
                                                                   -----------
             TELECOMMUNICATIONS SERVICES - 2.4%
     43,000  Verizon Communications, Inc.                            1,485,650
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $41,901,081)                $58,152,922
                                                                   -----------

================================================================================
 PAR VALUE   SHORT-TERM CORPORATE NOTES - 2.6%                        VALUE
--------------------------------------------------------------------------------
$ 1,567,455  U.S. Bank N.A. Demand Note, 3.08% (Cost $1,567,455)   $ 1,567,455
                                                                   -----------

================================================================================
   SHARES    MONEY MARKET FUNDS - 2.1%                                VALUE
--------------------------------------------------------------------------------
  1,303,091  First American Treasury Obligation Fund - Class A
              (Cost $1,303,091)                                    $ 1,303,091
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE - 100.3%
              (Cost $44,771,627)                                   $61,023,468

             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)           (196,611)
                                                                   -----------

             NET ASSETS - 100.0%                                   $60,826,857
                                                                   ===========

 (a) Non-income producing security.

 (b) Security covers a call option.

 See accompanying notes to portfolio of investments.

FBP VALUE FUND
SCHEDULE OF OPEN OPTION CONTRACTS
JUNE 30, 2005 (UNAUDITED)
================================================================================
  Option                                             Value of       Premiums
 Contracts   COVERED CALL OPTIONS                     Options       Received
--------------------------------------------------------------------------------
             Cigna Corporation,
         60    07/16/2005 at $90                    $   114,000    $    29,109
         40    10/22/2005 at $110                        19,200         18,507
             HCA, Inc.,
         80    08/20/2005 at $50                         57,600         17,212
         80    11/19/2005 at $60                         14,400         18,891
             Marathon Oil Corporation,
         50    10/22/2005 at $50                         29,000         12,299
                                                    -----------    -----------
                                                    $   234,200    $    96,018
                                                    ===========    ===========

See accompanying notes to portfolio of investments.

FBP BALANCED FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS - 73.6%                                   VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 11.0%
     10,000  Best Buy Company, Inc.                                $   685,500
     75,000  Cendant Corporation                                     1,677,750
     27,000  CVS Corporation                                           784,890
     24,500  Dillard's, Inc.                                           573,790
     22,000  General Motors Corporation                                748,000
     15,000  May Department Stores Company                             602,400
     20,700  Wal-Mart Stores, Inc.                                     997,740
      6,000  Whirlpool Corporation                                     420,660
                                                                   -----------
                                                                     6,490,730
                                                                   -----------
             CONSUMER STAPLES - 1.9%
     14,000  Altria Group, Inc.                                        905,240
     10,000  Kroger Company (The) (a)                                  190,300
                                                                   -----------
                                                                     1,095,540
                                                                   -----------
             ENERGY - 2.2%
     15,000  Marathon Oil Corporation (b)                              800,550
      8,000  Royal Dutch Petroleum Company                             519,200
                                                                   -----------
                                                                     1,319,750
                                                                   -----------
             FINANCIALS - 24.9%
     18,000  American Express Company                                  958,140
     25,400  American International Group, Inc.                      1,475,740
     40,000  Bank of America Corporation                             1,824,400
     10,000  CIGNA Corporation (b)                                   1,070,300
     36,000  Citigroup, Inc.                                         1,664,280
     13,400  Fannie Mae                                                782,560
      7,000  Freddie Mac                                               456,610
     13,000  Jefferson-Pilot Corporation                               655,460
     57,760  JPMorgan Chase & Company                                2,040,083
     42,202  St. Paul Travelers Companies, Inc.                      1,668,245
     37,000  Unumprovident Corporation                                 677,840
     28,000  Wachovia Corporation                                    1,388,800
                                                                   -----------
                                                                    14,662,458
                                                                   -----------
             HEALTH CARE - 15.3%
     22,000  Bristol-Myers Squibb Company                              549,560
     19,000  Cardinal Health, Inc.                                   1,094,020
     27,500  HCA, Inc. (b)                                           1,558,425
     23,000  Johnson & Johnson                                       1,495,000
     37,000  Merck & Company, Inc.                                   1,139,600
     48,000  Pfizer, Inc.                                            1,323,840
     25,000  Watson Pharmaceuticals, Inc. (a)                          739,000
     16,400  WellPoint, Inc. (a)                                     1,142,096
                                                                   -----------
                                                                     9,041,541
                                                                   -----------

FBP BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 73.6% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS - 5.3%
      7,400  FedEx Corporation                                     $   599,474
     26,000  General Electric Company                                  900,900
     39,000  Tyco International, Limited                             1,138,800
      7,000  Union Pacific Corporation                                 453,600
                                                                   -----------
                                                                     3,092,774
                                                                   -----------
             INFORMATION TECHNOLOGY - 9.3%
     29,000  Agilent Technologies, Inc. (a)                            667,580
     20,000  Computer Sciences Corporation (a)                         874,000
     60,500  Hewlett-Packard Company                                 1,422,355
     20,000  International Business Machines Corporation             1,484,000
     35,000  Microsoft Corporation                                     869,400
     48,000  Solectron Corporation (a)                                 181,920
                                                                   -----------
                                                                     5,499,255
                                                                   -----------
             MATERIALS - 1.9%
     39,000  Engelhard Company                                       1,113,450
                                                                   -----------

             TELECOMMUNICATIONS SERVICES - 1.8%
     31,000  Verizon Communications, Inc.                            1,071,050
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $27,842,637)                $43,386,548
                                                                   -----------

================================================================================
 PAR VALUE   U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.1%           VALUE
--------------------------------------------------------------------------------
             U.S. TREASURY NOTES - 7.6%
$ 1,000,000  2.00%, due 08/31/2005                                 $   998,008
  1,000,000  1.875%, due 01/31/2006                                    991,172
  1,000,000  2.25%, due 04/30/2006                                     989,727
    500,000  4.625%, due 05/15/2006                                    504,688
    500,000  2.50%, due 10/31/2006                                     492,891
    500,000  3.50%, due 11/15/2006                                     499,434
                                                                   -----------
                                                                     4,475,919
                                                                   -----------
             FEDERAL HOME LOAN BANK - 2.4%
    425,000  1.65%, due 12/30/2005                                     420,746
    500,000  4.28%, due 07/14/2008                                     501,230
    500,000  4.035%, due 03/09/2009                                    499,584
                                                                   -----------
                                                                     1,421,560
                                                                   -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.8%
    500,000  2.50%, due 04/19/2007                                     488,644
                                                                   -----------

             STUDENT LOAN MARKETING CORPORATION - 1.3%
    750,000  3.625%, due 03/17/2008                                    737,196
                                                                   -----------

             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $7,165,610)                                    $ 7,123,318
                                                                   -----------

FBP BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   CORPORATE BONDS - 14.0%                                 VALUE
--------------------------------------------------------------------------------
             FINANCIALS - 7.0%
             Bankers Trust New York Corporation,
$   750,000  7.375%, due 05/01/2008                                $   813,742
             Caterpillar Financial Services Corporation,
    750,000  2.59%, due 07/15/2006                                     739,430
             John Deere Capital Corporation,
    500,000  3.375%, due 10/01/2007                                    491,832
             Merrill Lynch & Company,
    500,000  3.00%, due 04/30/2007                                     493,235
             Northern Trust Company,
  1,000,000  7.10%, due 08/01/2009                                   1,103,658
             Textron Financial Corporation,
    500,000  2.75%, due 06/01/2006                                     495,150
                                                                   -----------
                                                                     4,137,047
                                                                   -----------
             HEALTH CARE - 0.8%
             UnitedHealth Group, Inc.,
    500,000  3.30%, due 01/30/2008                                     488,418
                                                                   -----------

             INDUSTRIALS - 3.7%
             Raychem Corporation,
  1,000,000  7.20%, due 10/15/2008                                   1,083,585
             Ryder System, Inc.,
    560,000  6.60%, due 11/15/2005                                     564,864
             Stanley Works,
    500,000  3.50%, due 11/01/2007                                     493,154
                                                                    -----------
                                                                     2,141,603
                                                                   -----------
             UTILITIES - 2.5%
             Dominion Resources, Inc.,
    750,000  4.125%, due 02/15/2008                                    746,803
             Public Service Electric & Gas,
    750,000  4.00%, due 11/01/2008                                     744,949
                                                                   -----------
                                                                     1,491,752
                                                                   -----------

             TOTAL CORPORATE BONDS (Cost $7,951,810 )              $ 8,258,818
                                                                   -----------

================================================================================
 PAR VALUE   SHORT-TERM CORPORATE NOTES - 0.0%                        VALUE
--------------------------------------------------------------------------------
$    21,939  U.S. Bank N.A. Demand Note (Cost $21,939)             $    21,939
                                                                   -----------

FBP BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    MONEY MARKET FUNDS - 1.2%                               VALUE
--------------------------------------------------------------------------------
    686,076  First American Treasury Obligation Fund - Class A
              (Cost $686,076)                                      $   686,076
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE - 100.9%
               (Cost $43,668,072)                                  $59,476,699

             OTHER ASSETS IN EXCESS OF LIABILITES - (0.9%)            (506,508)
                                                                   -----------

             NET ASSETS - 100.0%                                   $58,970,191
                                                                   ===========

 (a) Non-income producing security.

 (b) Security covers a call option.

 See accompanying notes to portfolio of investments.

FBP BALANCED FUND
SCHEDULE OF OPEN OPTION CONTRACTS
JUNE 30, 2005 (UNAUDITED)
================================================================================
  Option                                            Value of        Premiums
 Contracts   COVERED CALL OPTIONS                   Options         Received
--------------------------------------------------------------------------------
             Cigna Corporation,
         50    07/16/2005 at $90                    $    95,000    $    24,257
         25    10/22/2005 at $110                        12,000         11,545
             HCA, Inc.,
         50    08/20/2005 at $50                         36,000         10,757
         50    11/19/2005 at $60                          9,000         11,807
             Marathon Oil Corporation,
         37    10/22/2005 at $50                         21,460          9,102
                                                    -----------    -----------
                                                    $   173,460    $    67,468
                                                    ===========    ===========

See accompanying notes to portfolio of investments.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

JUNE 30, 2005 (UNAUDITED)



1. SECURITIES VALUATION

Portfolio securities of the FBP Value Fund and the FBP Balanced Fund (the Funds) are valued as of the close of business of the regular session of the New York
Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.



2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.



3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2005:

                                                                            FBP Balanced
                                                     FBP Value Fund            Fund
                                                    ------------------    -----------------

Cost of portfolio investments and written options     $  44,675,609         $  43,600,604
                                                    ==================    =================


Gross unrealized appreciation                            17,683,464            16,697,159

Gross unrealized depreciation                            (1,569,805)             (994,524)
                                                    ------------------    -----------------

Net unrealized appreciation                           $  16,113,659         $  15,702,635
                                                    ==================    =================

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS - 95.9%                                    VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 9.6%
     10,000  Best Buy Company, Inc.                                $   685,500
      2,500  Black & Decker Corporation (The)                          224,625
     20,000  Comcast Corporation - Class A (a)                         614,000
     15,000  Gap, Inc. (The)                                           296,250
     62,500  Home Depot, Inc.                                        2,431,250
     32,000  Johnson Controls, Inc.                                  1,802,560
      5,500  NIKE, Inc. - Class B                                      476,300
      5,500  Omnicom Group, Inc.                                       439,230
     30,000  Staples, Inc.                                             639,600
     11,000  Starbucks Corporation (a)                                 568,260
     20,000  Target Corporation                                      1,088,200
     10,000  Time Warner, Inc. (a)                                     167,100
     33,000  Viacom, Inc. - Class A                                  1,063,260
     50,000  Walt Disney Company (The)                               1,259,000
     20,000  Yum! Brands, Inc.                                       1,041,600
                                                                   -----------
                                                                    12,796,735
                                                                   -----------
             CONSUMER STAPLES - 10.2%
     33,000  Altria Group, Inc.                                      2,133,780
     16,000  Anheuser-Busch Companies, Inc.                            732,000
     40,000  Avon Products, Inc.                                     1,514,000
     14,000  Clorox Company (The)                                      780,080
      4,260  J.M. Smucker Company (The)                                199,964
     20,000  PepsiCo, Inc.                                           1,078,600
     42,000  Procter & Gamble Company (The)                          2,215,500
     30,000  SYSCO Corporation                                       1,085,700
     24,000  Unilever N.V. - ADR                                     1,555,920
     25,000  Walgreen Company                                        1,149,750
     24,000  Wal-Mart Stores, Inc.                                   1,156,800
                                                                   -----------
                                                                    13,602,094
                                                                   -----------
             ENERGY - 8.8%
     23,314  Apache Corporation                                      1,506,084
     25,000  Baker Hughes, Inc.                                      1,279,000
     33,082  BP PLC - ADR                                            2,063,655
     26,000  ChevronTexaco Corporation                               1,453,920
     44,000  ConocoPhillips                                          2,529,560
     36,300  E26on Mobil Corporation                                 2,086,161
     10,000  Valero Energy Corporation                                 791,100
                                                                   -----------
                                                                    11,709,480
                                                                   -----------
             FINANCIALS - 17.2%
     45,080  Aegon N.V. - ARS                                          580,180
     45,000  AFLAC, Inc.                                             1,947,600
     32,000  American Express Company                                1,703,360
     38,000  American International Group, Inc.                      2,207,800
     72,870  Bank of America Corporation                             3,323,601

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 95.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             FINANCIALS - 17.2% (CONTINUED)
     35,000  BB&T Corporation                                      $ 1,398,950
     40,000  Charles Schwab Corporation                                451,200
     10,000  CIT Group, Inc.                                           429,700
     46,000  Citigroup, Inc.                                         2,126,580
     15,000  Fifth Third Bancorp                                       618,150
      7,000  Hartford Financial Services Group, Inc. (The)             523,460
     40,000  MBNA Corporation                                        1,046,400
     14,000  Progressive Corporation                                 1,383,340
     30,000  SLM Corporation                                         1,524,000
     55,000  Synovus Financial Corporation                           1,576,850
     75,000  U.S. Bancorp                                            2,190,000
                                                                   -----------
                                                                    23,031,171
                                                                    -----------
             HEALTHCARE - 14.7%
     16,000  Amgen, Inc. (a)                                           967,360
     34,000  Becton, Dickinson & Company                             1,783,980
     31,750  Biomet, Inc.                                            1,099,820
     31,000  Cardinal Health, Inc.                                   1,784,980
     10,000  Caremark Rx, Inc. (a)                                     445,200
     44,000  Elan Corporation (a)                                      300,080
     17,000  Eli Lilly & Company                                       947,070
     21,000  Forest Lab, Inc. (a)                                      815,850
     20,000  Johnson & Johnson                                       1,300,000
     21,000  Medtronic, Inc.                                         1,087,590
     24,900  Merck & Company                                           766,920
     64,000  Pfizer, Inc.                                            1,765,120
     74,000  UnitedHealth Group, Inc.                                3,858,360
     28,000  WellPoint, Inc. (a)                                     1,949,920
     10,000  Zimmer Holdings, Inc. (a)                                 761,700
                                                                   -----------
                                                                    19,633,950
                                                                   -----------
             INDUSTRIALS - 11.9%
      5,000  3M Company                                                361,500
     24,200  Automatic Data Processing, Inc.                         1,015,674
     13,000  Caterpillar, Inc.                                       1,239,030
     23,000  Cendant Corporation                                       514,510
      5,000  Deere & Company                                           327,450
     12,500  Emerson Electric Company                                  782,875
     15,000  Fedex Corporation                                       1,215,150
     14,000  First Data Corporation                                    561,960
     13,000  General Dynamics Corporation                            1,424,020
     96,000  General Electric Company                                3,326,400
      6,500  Illinois Tool Works, Inc.                                 517,920
      8,000  Ingersoll-Rand Company - Class A                          570,800
     10,000  Masco Corporation                                         317,600
     10,000  Norfolk Southern Corporation                              309,600
      1,150  PHH Corporation (a)                                        29,578
     32,000  Quanta Services, Inc. (a)                                 281,600

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 95.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS - 11.9% (CONTINUED)
      9,000  Ryder System, Inc.                                    $   329,400
     53,786  Tyco International, Ltd.                                1,570,551
     16,000  United Technologies Corporation                           821,600
     15,000  Waste Management, Inc.                                    425,100
                                                                   -----------
                                                                    15,942,318
                                                                   -----------
             INFORMATION TECHNOLOGY - 13.0%
      6,714  ADC Telecommunications, Inc. (a)                          146,164
     54,000  Adobe Systems, Inc.                                     1,545,480
     18,979  Agilent Technologies, Inc. (a)                            436,897
     44,000  Applied Materials, Inc.                                   711,920
     22,000  Broadcom Corporation - Class A (a)                        781,220
     18,000  Celestica, Inc. (a)                                       241,200
     67,000  Cisco Systems, Inc. (a)                                 1,280,370
        132  Computer Associates International, Inc.                     3,627
     27,500  Computer Sciences Corporation (a)                       1,201,750
     30,000  Corning, Inc. (a)                                         498,600
     20,000  Dell Computer Corporation (a)                             790,200
      5,000  Electronic Arts, Inc. (a)                                 283,050
      8,000  EMC Corporation (a)                                       109,680
     20,000  Harmonic, Inc. (a)                                         96,600
     30,000  Hewlett-Packard Company                                   705,300
     65,100  Intel Corporation                                       1,696,506
     11,500  International Business Machines Corporation               853,300
     25,000  Kemet Corporation (a)                                     157,500
      8,000  Kla-Tencor Corporation                                    349,600
     43,000  Microsoft Corporation                                   1,068,120
     15,000  Network Appliance, Inc. (a)                               424,050
     30,000  Scientific-Atlanta, Inc.                                  998,100
     33,000  Texas Instruments, Inc.                                   926,310
     21,000  Veritas Software Corporation (a)                          512,400
     21,000  Waters Corporation (a)                                    780,570
     31,000  Xilinx, Inc.                                              790,500
                                                                   -----------
                                                                    17,389,014
                                                                   -----------
             MATERIALS - 4.6%
     24,000  Alcoa, Inc.                                               627,120
     12,000  Ball Corporation                                          431,520
     16,000  du Pont (E.I.) de NeMours & Company                       688,160
     20,000  Florida Rock Industries, Inc.                           1,467,000
     10,000  Inco Limited                                              377,500
     10,000  International Paper Company                               302,100
     10,000  Newmont Mining Corporation                                390,300
      5,000  Nucor Corporation                                         228,100
      7,000  POSCO - ADR                                               307,790
      7,000  Praxair, Inc.                                             326,200
     20,000  Valspar Corporation                                       965,800
                                                                   -----------
                                                                     6,111,590
                                                                   -----------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 95.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             TELECOMMUNICATIONS SERVICES - 2.4%
     15,000  Bellsouth Corporation                                 $   398,550
     23,000  Nokia Oyj - ADR                                           382,720
     63,000  SBC Communications, Inc.                                1,496,250
     35,000  Sprint Corporation                                        878,150
                                                                   -----------
                                                                     3,155,670
                                                                   -----------
             UTILITIES - 3.5%
     75,980  Duke Energy Corporation                                 2,258,885
     10,000  Public Service Enterprise Group, Inc.                     608,200
     54,000  Southern Company (The)                                  1,872,180
                                                                   -----------
                                                                     4,739,265
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $89,632,800)               $128,111,287
                                                                   -----------

================================================================================
   SHARES    REAL ESTATE INVESTMENT TRUSTS - 2.4%                     VALUE
--------------------------------------------------------------------------------
     27,200  Colonial Properties Trust                             $ 1,196,800
     40,000  Plum Creek Timber Company, Inc.                         1,452,000
     10,000  Rayonier, Inc.                                            530,300
                                                                   -----------

             TOTAL REAL ESTATE INVESTMENT TRUSTS
               (Cost $2,205,403)                                   $ 3,179,100
                                                                   -----------

================================================================================
   SHARES    EXCHANGE-TRADED FUNDS - 0.8%                             VALUE
--------------------------------------------------------------------------------
      9,000  S&P MidCap 400 Depositary Receipts
              (Cost $1,100,745)                                    $ 1,126,980
                                                                   -----------

================================================================================
 PAR VALUE   COMMERCIAL PAPER - 0.2%                                  VALUE
--------------------------------------------------------------------------------
  $ 243,000  U.S. Bancorp N.A., discount, due 07/01/2005
              (Cost $243,000)                                      $   243,000
                                                                   -----------

================================================================================
   SHARES    MONEY MARKET FUNDS - 0.0%                                VALUE
--------------------------------------------------------------------------------
        221  First American Treasury Obligation Fund - Class A
              (Cost $221)                                          $       221
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE - 99.3%
               (Cost $93,182,169)                                 $132,660,588

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%              939,791
                                                                   -----------

             NET ASSETS - 100.0%                                  $133,600,379
                                                                   ===========

(a) Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to portfolio of investments.

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS - 90.9%                                    VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 13.4%
      2,000  Abercrombie & Fitch Company - Class A                 $   137,400
      5,000  AGL Resources, Inc.                                       193,250
      5,100  ArvinMeritor, Inc.                                         90,729
      6,000  Barnes & Noble, Inc. (a)                                  232,800
      5,100  Belo Corporation - Class A                                122,247
      5,700  BJ's Wholesale Club, Inc. (a)                             185,193
        500  Black & Decker Corporation (The)                           44,925
      3,000  BorgWarner, Inc.                                          161,010
      2,500  Callaway Golf Company                                      38,575
      2,700  Career Education Corporation (a)                           98,847
      3,200  CBRL Group, Inc.                                          124,352
      6,000  Chicos FAS, Inc. (a)                                      205,680
      5,500  Claire's Stores, Inc.                                     132,275
      8,600  Coach, Inc. (a)                                           288,702
      4,000  Darden Restaurants, Inc.                                  131,920
      4,000  Education Management Corporation (a)                      134,920
      5,600  Entercom Communications Corporation (a)                   186,424
      3,800  Fastenal Company                                          232,788
      2,800  GameStop Corporation (a)                                   83,720
        500  Harrah's Entertainment, Inc.                               36,035
      5,000  Herman Miller, Inc.                                       154,200
      1,900  International Speedway Corporation - Class A              106,894
      1,800  Lear Corporation                                           65,484
      1,400  Lee Enterprises, Inc.                                      56,126
      4,000  Limited Brands, Inc.                                       85,680
      2,500  Modine Manufacturing Company                               81,400
      3,100  Mohawk Industries, Inc. (a)                               255,750
      2,000  Neiman Marcus Group, Inc. - Class A                       193,840
      4,600  O'Reilly Automotive, Inc. (a)                             137,126
      4,000  Pacific Sunwear of California, Inc. (a)                    91,960
      3,200  Ruby Tuesday, Inc.                                         82,880
      6,000  Saks, Inc. (a)                                            113,820
      2,500  Thor Industries, Inc.                                      78,575
      4,500  Urban Outfitters, Inc. (a)                                255,105
      4,700  Williams-Sonoma, Inc. (a)                                 185,979
                                                                   -----------
                                                                     4,806,611
                                                                   -----------
             CONSUMER STAPLES - 5.5%
      7,000  Church & Dwight Company, Inc.                             253,400
      8,600  Constellation Brands, Inc. (a)                            253,700
      6,000  Dean Foods Company (a)                                    211,440
      7,000  Hormel Foods Corporation                                  205,310
      2,700  J.M. Smucker Company                                      126,738
      9,000  PepsiAmericas, Inc.                                       230,940

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 90.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             CONSUMER STAPLES - 5.5% (CONTINUED)
      6,000  Timberland Company (The) (a)                          $   232,320
      1,200  TreeHouse Foods, Inc. (a)                                  34,212
     11,900  Tyson Foods, Inc.                                         211,820
      1,800  Whole Foods Market, Inc.                                  212,940
                                                                   -----------
                                                                     1,972,820
                                                                   -----------
             ENERGY - 12.0%
      8,600  Airgas, Inc.                                              212,162
      4,300  Arch Coal, Inc.                                           234,221
      3,000  Cabot Corporation                                          99,000
      2,100  Cooper Cameron Corporation (a)                            130,305
      6,200  Equitable Resources, Inc.                                 421,600
      6,000  FMC Technologies, Inc. (a)                                191,820
      4,200  Forest Oil Corporation (a)                                176,400
      2,240  Lone Star Technologies, Inc. (a)                          101,920
      8,200  Murphy Oil Corporation                                    428,286
      2,800  Newfield Exploration Company (a)                          111,692
      3,700  Patterson-UTI Energy, Inc.                                102,971
      2,560  Peabody Energy Corporation                                133,222
      3,800  Pogo Producing Company                                    197,296
      5,000  Pride International, Inc. (a)                             128,500
      6,300  SCANA Corporation                                         269,073
      2,070  Smith International, Inc.                                 131,859
     10,800  Valero Energy Corporation                                 854,388
     10,733  XTO Energy, Inc.                                          364,815
                                                                   -----------
                                                                     4,289,530
                                                                   -----------
             FINANCIALS - 14.5%
      5,600  American Financial Group, Inc.                            187,712
      5,300  AmerUs Group Company                                      254,665
      7,300  Associated Banc-Corp                                      245,718
      6,000  Bank of Hawaii Corporation                                304,500
      9,750  Berkley (W.R.) Corporation                                347,880
      2,000  Brown & Brown, Inc.                                        89,880
      3,500  ChoicePoint, Inc. (a)                                     140,175
      5,200  Compass Bancshares, Inc.                                  234,000
      4,700  Cullen/Frost Bankers, Inc.                                223,955
     10,200  Eaton Vance Corporation                                   243,882
      2,600  Everest Re Group, Ltd.                                    241,800
      6,900  HCC Insurance Holdings, Inc.                              261,303
      5,200  Investors Financial Services Corporation                  196,664
      5,000  Jefferies Group, Inc.                                     189,450
      3,550  Legg Mason, Inc.                                          369,591
      4,400  Mercantile Bankshares Corporation                         226,732
     10,100  New York Community Bancorp, Inc.                          183,012
      3,700  St. Joe Company (The)                                     301,698

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 90.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             FINANCIALS - 14.5% (CONTINUED)
     10,000  TCF Financial Corporation                             $   258,800
      3,381  TD Banknorth, Inc.                                        100,754
      1,622  Toronto-Dominion Bank (The)                                72,357
      7,777  Washington Federal, Inc.                                  182,915
      3,000  Westamerica Bancorporation                                158,430
      5,200  Wilmington Trust Corporation                              187,252
                                                                   -----------
                                                                     5,203,125
                                                                   -----------
             HEALTHCARE - 12.6%
        500  Affymetrix, Inc. (a)                                       26,965
      1,000  Alcon, Inc.                                               109,350
      3,950  Barr Pharmaceuticals, Inc. (a)                            192,523
      1,500  Beckman Coulter, Inc.                                      95,355
      1,000  Cerner Corporation (a)                                     67,970
      3,000  Charles River Laboratories International, Inc. (a) .      144,750
      9,100  Community Health Systems, Inc. (a)                        343,889
      9,200  Covance, Inc. (a)                                         412,804
      5,500  Coventry Health Care, Inc. (a)                            389,125
      2,800  DENTSPLY International, Inc.                              151,200
      8,800  Gilead Sciences, Inc. (a)                                 387,112
      2,800  Henry Schein, Inc. (a)                                    116,256
      2,400  Hillenbrand Industries, Inc.                              121,320
      2,800  Invitrogen Corporation (a)                                233,212
        500  LCA-Vision, Inc.                                           24,230
      4,000  LifePoint Hospitals, Inc. (a)                             202,080
      9,700  Mylan Laboratories, Inc.                                  186,628
      5,100  Omnicare, Inc.                                            216,393
      3,200  Par Pharmeutical Companies, Inc. (a)                      101,792
      1,000  Perrigo Company                                            13,940
      5,400  Protein Design Labs, Inc. (a)                             109,134
      4,000  Renal Care Group, Inc. (a)                                184,400
      3,500  Techne Corporation (a)                                    160,685
      2,000  Triad Hospitals, Inc. (a)                                 109,280
      4,686  UnitedHealth Group, Inc.                                  244,328
      5,100  Varian Medical Systems, Inc. (a)                          190,383
                                                                   -----------
                                                                     4,535,104
                                                                   -----------
             INDUSTRIALS - 11.9%
      3,100  Alexander & Baldwin, Inc.                                 143,685
      4,000  Alliance Data Systems Corporation (a)                     162,240
      5,500  AMETEK, Inc.                                              230,175
      2,400  Carlisle Companies, Inc.                                  164,712
      3,600  C.H. Robinson Worldwide, Inc.                             209,520
      6,000  Donaldson Company, Inc.                                   181,980
      4,000  Energizer Holding, Inc. (a)                               248,680
      3,200  Expeditors International of Washington, Inc.              159,392
      6,000  Graco, Inc.                                               204,420

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 90.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS - 11.9% (CONTINUED)
      2,000  Granite Construction, Inc.                            $    56,200
      5,500  Harte-Hanks, Inc.                                         163,515
      3,500  International Rectifier Corporation (a)                   167,020
      3,300  Jacobs Engineering Group, Inc. (a)                        185,658
      4,000  JetBlue Airways Corporation (a)                            81,760
      4,500  Leggett & Platt, Inc.                                     119,610
      3,400  Lennar Corporation                                        215,730
      3,900  Manpower, Inc.                                            155,142
      7,500  Overseas Shipholding Group, Inc.                          447,375
      4,000  Silicon Laboratories, Inc. (a)                            104,840
      5,000  SPX Corporation                                           229,900
      4,800  Stericycle, Inc. (a)                                      241,536
      8,000  Swift Transportation Company, Inc. (a)                    186,320
      3,800  Trinity Industries, Inc.                                  121,714
      2,000  Zebra Technologies Corporation (a)                         87,580
                                                                   -----------
                                                                     4,268,704
                                                                   -----------
             INFORMATION TECHNOLOGY - 12.1%
      5,833  Activision, Inc. (a)                                       96,361
      7,500  Acxiom Corporation                                        156,600
      3,000  Advent Software, Inc. (a)                                  60,780
      3,500  Affiliated Computer Services, Inc. (a)                    178,850
      2,500  Anteon International Corporation (a)                      114,050
      6,500  Arrow Electronics, Inc. (a)                               176,540
      3,200  CDW Corporation                                           182,688
      5,000  CheckFree Corporation (a)                                 170,300
      3,400  Cognizant Technology Solutions Corporation (a)            160,242
      5,600  Cree, Inc. (a)                                            142,632
      3,200  Diebold, Inc.                                             144,352
      3,500  DST Systems, Inc. (a)                                     163,800
      3,000  Dun & Bradstreet Corporation (a)                          184,950
      2,000  Emmis Communications Corporation - Class A (a)             35,340
      3,400  Fair Isaac Corporation                                    124,100
      8,000  GTECH Holdings Corporation                                233,920
      1,200  Harman International Industries, Inc.                      97,632
      5,500  Harris Corporation                                        171,655
      5,000  Integrated Circuit Systems, Inc. (a)                      103,200
      7,900  Jack Henry & Associates, Inc.                             144,649
      3,100  L-3 Communications Holdings, Inc.                         237,398
      6,000  Lam Research Corporation (a)                              173,640
      6,000  Macrovision Corporation (a)                               135,240
      5,000  Microchip Technology, Inc.                                148,100
      6,000  National Instruments Corporation                          127,200
      4,500  Plantronics, Inc.                                         163,620
      8,000  RSA Security, Inc. (a)                                     91,840

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 90.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY - 12.1% (CONTINUED)
      7,000  SanDisk Corporation (a)                               $   166,110
      7,000  Semtech Corporation (a)                                   116,550
      2,000  Storage Technology Corporation (a)                         72,580
      5,000  Synopsys, Inc. (a)                                         83,350
                                                                   -----------
                                                                     4,358,269
                                                                   -----------
             MATERIALS - 4.4%
      4,700  Albemarle Corporation                                     171,409
      1,200  Eagle Materials, Inc.                                     111,108
      4,000  Martin Marietta Materials, Inc.                           276,480
      4,300  Potlatch Corporation                                      225,019
      3,600  Scotts Company (The) - Class A (a)                        256,356
      8,200  Sonoco Products Company                                   217,300
      4,500  Steel Dynamics, Inc.                                      118,125
      4,000  Valspar Corporation (The)                                 193,160
                                                                   -----------
                                                                     1,568,957
                                                                   -----------
             TELECOMMUNICATIONS SERVICES - 1.1%
      5,500  ADTRAN, Inc.                                              136,345
      3,300  Telephone And Data Systems, Inc.                          134,673
      3,300  Telephone And Data Systems, Inc. - Special Shares         126,522
                                                                   -----------
                                                                       397,540
                                                                   -----------
             UTILITIES - 3.4%
      8,300  Alliant Energy Corporation                                233,645
      2,500  Aqua America, Inc.                                         74,350
      3,480  Energy East Corporation                                   100,850
      3,190  Great Plains Energy, Inc.                                 101,729
      6,000  Hawaiian Electric Industries, Inc.                        160,860
      4,420  Pepco Holdings, Inc.                                      105,815
      6,200  Wisconsin Energy Corporation                              241,800
      3,500  WPS Resources Corporation                                 196,875
                                                                   -----------
                                                                     1,215,924
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $28,341,107)                $32,616,584
                                                                   -----------

================================================================================
   SHARES    REAL ESTATE INVESTMENT TRUSTS - 1.2%                     VALUE
--------------------------------------------------------------------------------
      4,600  Liberty Property Trust                                $   203,826
      7,800  New Plan Excel Realty Trust                               211,926
                                                                   -----------

             TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $382,068)     $ 415,752
                                                                   -----------

================================================================================
 PAR VALUE   COMMERCIAL PAPER - 9.4%                                  VALUE
--------------------------------------------------------------------------------
$ 1,591,000  Prudential Funding, discount, due 07/01/2005          $ 1,591,000
  1,790,000  U.S. Bancorp N.A., discount, due 07/01/2005             1,790,000
                                                                   -----------

             TOTAL COMMERCIAL PAPER (Cost $3,381,000)              $ 3,381,000
                                                                   -----------

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    MONEY MARKET FUNDS - 0.0%                                VALUE
--------------------------------------------------------------------------------
        693  First American Treasury Obligation Fund - Class A
               (Cost $693)                                         $       693
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE - 101.5%
              (Cost $32,104,868)                                   $36,414,029

             LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5%)           (534,028)
                                                                   -----------

             NET ASSETS - 100.0%                                   $35,880,001
                                                                   ===========

 (a) Non-income producing security.

 See accompanying notes to portfolio of investments.

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
================================================================================
 PAR VALUE   U.S. TREASURY AND AGENCY OBLIGATIONS - 23.8%             VALUE
--------------------------------------------------------------------------------
             U.S. TREASURY NOTES - 2.3%
$   750,000  5.50%, due 02/15/2008                                 $   784,717
    100,000  5.625%, due 05/15/2008                                    105,273
    500,000  5.00%, due 02/15/2011                                     531,231
                                                                   -----------
                                                                     1,421,221
                                                                   -----------
             FEDERAL FARM CREDIT BANK BONDS - 1.4%
    500,000  6.00%, due 01/07/2008                                     525,286
    300,000  6.28%, due 11/26/2012                                     340,143
                                                                   -----------
                                                                       865,429
                                                                   -----------
             FEDERAL HOME LOAN BANK BONDS - 14.3%
  1,000,000  5.375%, due 04/07/2010                                  1,011,410
  1,000,000  5.75%, due 04/20/2010                                   1,025,592
  1,500,000  5.25%, due 07/06/2010                                   1,500,348
  2,000,000  5.00%, due 08/16/2011                                   2,003,222
    200,000  5.625%, due 11/15/2011                                    216,300
  2,000,000  6.00%, due 12/28/2011                                   2,060,192
  1,000,000  5.00%, due 06/13/2012                                   1,004,960
                                                                   -----------
                                                                     8,822,024
                                                                   -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION BONDS - 5.8%
  1,000,000  7.125%, due 03/15/2007                                  1,054,431
  1,500,000  5.00%, due 09/08/2008                                   1,504,176
  1,000,000  7.40%, due 10/30/2014                                   1,046,315
                                                                   -----------
                                                                     3,604,922
                                                                   -----------

             TOTAL U.S. TREASURY AND AGENCY OBLIGATIONS
              (Cost $14,718,282)                                   $14,713,596
                                                                   -----------

================================================================================
 PAR VALUE   MORTGAGE-BACKED SECURITIES - 22.9%                       VALUE
--------------------------------------------------------------------------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 15.7%
$       995  Pool #15032, 7.50%, due 02/15/2007                    $     1,066
     74,002  Pool #438434, 6.50%, due 01/15/2013                        77,409
    352,212  Pool #498359, 6.00%, due 02/15/2014                       365,783
     35,328  Pool #470177, 7.00%, due 03/15/2014                        37,162
     46,342  Pool #518403, 7.00%, due 09/15/2014                        48,748
      2,305  Pool #170784, 8.00%, due 12/15/2016                         2,488
      1,121  Pool #181540, 8.00%, due 02/15/2017                         1,210
    626,487  Pool #581879, 6.50%, due 03/15/2017                       655,326
  1,211,104  Pool #590361, 6.00%, due 07/15/2017                     1,257,771
    775,486  Pool #553051, 5.50%, due 02/15/2018                       800,903
    665,626  Pool #607757, 5.50%, due 03/15/2018                       687,441
    870,331  Pool #606780, 5.50%, due 04/15/2018                       898,856
  1,551,316  Pool #610364, 5.00%, due 07/15/2018                     1,579,653
     43,226  Pool #493659, 6.50%, due 12/15/2018                        45,181
    109,416  Pool #476695, 6.50%, due 10/15/2023                       114,364
     50,646  Pool #366710, 6.50%, due 02/15/2024                        52,937
     43,339  Pool #453826, 7.25%, due 09/15/2027                        46,185

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   MORTGAGE-BACKED SECURITIES - 22.9% (CONTINUED)           VALUE
--------------------------------------------------------------------------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 15.7%
               (CONTINUED)
$    77,006  Pool #412360, 7.00%, due 11/15/2027                   $    81,531
    292,560  Pool #447408, 7.00%, due 01/15/2028                       309,751
     22,561  Pool #454162, 7.00%, due 05/15/2028                        23,887
    170,719  Pool #780825, 6.50%, due 07/15/2028                       178,439
     40,381  Pool #2617, 7.50%, due 07/20/2028                          43,073
     39,695  Pool #158794, 7.00%, due 09/15/2028                        42,027
     36,115  Pool #486760, 6.50%, due 12/15/2028                        37,748
    118,870  Pool #781096, 6.50%, due 12/15/2028                       124,246
    119,489  Pool #781136, 7.00%, due 12/15/2028                       126,510
     85,650  Pool #506618, 7.00%, due 03/15/2029                        90,682
    309,106  Pool #536619, 6.50% due 09/15/2029                        323,084
     20,569  Pool #511562, 7.50%, due 07/15/2030                        22,043
    144,507  Pool #448316, 6.50% due 04/15/2031                        151,042
     70,581  Pool #530606, 6.50% due 04/15/2031                         73,773
     50,346  Pool #545820, 7.00% due 06/15/2031                         53,304
    284,753  Pool #781330, 6.00%, due 09/15/2031                       293,893
    130,949  Pool #3228, 6.50%, due 04/20/2032                         136,297
    173,247  Pool #569903, 6.50%, due 06/15/2032                       181,082
    569,125  Pool #595934, 6.00%, due 09/15/2032                       587,392
    139,161  Pool #3927, 6.00%, due 11/20/2032                         143,628
                                                                   -----------
                                                                     9,695,915
                                                                   -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.5%
  1,342,881  Pool #01173, 5.50%, due 06/01/2017                      1,378,920
  2,000,000  Pool #G18056, 5.00%, due 06/01/2020                     2,023,674
                                                                   -----------
                                                                     3,402,594
                                                                   -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION BONDS - 1.7%
  1,039,326  Pool #635149, 5.50%, due 07/01/2017                     1,067,543
                                                                   -----------

             TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,179,451)   $14,166,052
                                                                   -----------

================================================================================
 PAR VALUE   CORPORATE BONDS - 45.8%                                  VALUE
--------------------------------------------------------------------------------
             FINANCE - 29.1%
             Banc One Corporation,
$   665,000    7.00%, due 07/15/2005                               $   665,588
  1,000,000    6.875%, due 08/01/2006                                1,028,845
                                                                   -----------
                                                                     1,694,433
                                                                   -----------
             Bank of America Corporation,
    750,000    7.125%, due 03/01/2009                                  820,250
                                                                   -----------

             CIT Group, Inc.,
  2,000,000    4.75%, due 12/15/2010                                 2,023,116
                                                                   -----------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   CORPORATE BONDS - 45.8% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
             FINANCE - 29.1% (CONTINUED)
             Credit Suisse First Boston (USA), Inc.,
$ 2,000,000    4.70%, due 06/01/2009                               $ 2,032,354
                                                                   -----------

             General Electric Capital Corporation,
  2,500,000    5.00%, due 02/15/2007                                 2,538,440
                                                                   -----------

             H.J. Heinz Finance Company,
  1,000,000    6.00%, due 03/15/2012                                 1,084,243
                                                                   -----------

             Household Finance Company,
  1,000,000    7.25%, due 05/15/2006                                 1,026,919
                                                                   -----------

             International Lease Finance Corporation,
  2,000,000    5.625%, due 06/01/2007                                2,050,286
                                                                   -----------

             JPMorgan Chase & Company,
  1,000,000    4.50%, due 01/15/2012                                   997,904
                                                                   -----------

             Merrill Lynch & Company, Inc.,
  1,000,000    7.00%, due 04/27/2008                                 1,073,293
    500,000    6.00%, due 02/17/2009                                   527,457
                                                                   -----------
                                                                     1,600,750
                                                                   -----------
             SouthTrust Bank of Alabama, N.A.,
    737,000    7.00%, due 11/15/2008                                   813,494
                                                                   -----------

             Washington Mutual , Inc.,
  1,300,000    4.20%, due 01/15/2010                                 1,289,610
                                                                   -----------

             TOTAL FINANCE CORPORATE BONDS                          17,971,799
                                                                   -----------

             INDUSTRIAL - 11.1%
             Abbott Laboratories,
  1,370,000    6.40%, due 12/01/2006                                 1,415,342
                                                                   -----------

             Anheuser Busch Companies, Inc.,
  1,800,000    5.125%, due 10/01/2008                                1,855,222
                                                                   -----------

             Ford Motor Company,
  1,000,000    7.25%, due 10/01/2008                                   990,493
                                                                   -----------

             General Dynamics Corporation,
    500,000    4.50%, due 08/15/2010                                   506,239
                                                                   -----------

             General Motors Corporation,
    565,000    7.10%, due 03/15/2006                                   569,944
                                                                   -----------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   CORPORATE BONDS - 45.8% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
             INDUSTRIAL - 11.1% (CONTINUED)
             Wal-Mart Stores, Inc.,
$ 1,500,000    4.375%, due 07/12/2007                              $ 1,513,373
                                                                   -----------

             TOTAL INDUSTRIAL CORPORATE BONDS                        6,850,613
                                                                   -----------

             UTILITY - 5.6%
             Alabama Power Company,
  1,540,000    5.49%, due 11/01/2005                                 1,548,525
                                                                   -----------

             AT&T Corporation,
  1,000,000    6.00%, due 03/15/2009                                 1,048,618
                                                                   -----------

             BellSouth Capital Funding,
    750,000    7.75%, due 02/15/2010                                   854,324
                                                                   -----------

             TOTAL UTILITY CORPORATE BONDS                           3,451,467
                                                                   -----------

             TOTAL CORPORATE BONDS (Cost $28,531,888)              $28,273,879
                                                                   -----------

================================================================================
 PAR VALUE   MUNICIPAL OBLIGATIONS - 1.9%                             VALUE
--------------------------------------------------------------------------------
             Alabama State Public School & College Auth.,
$ 1,050,000    7.15%, due 09/01/2009 (Cost $1,021,009)             $ 1,167,684
                                                                   -----------

================================================================================
 PAR VALUE   COMMERCIAL PAPER - 7.9%                                  VALUE
--------------------------------------------------------------------------------
$ 1,844,000  Prudential Funding, discount, due 07/01/2005          $ 1,844,000
  3,000,000  U.S. Bancorp N.A., discount, due 07/01/2005             3,000,000
                                                                   -----------

             TOTAL COMMERICAL PAPER (Cost $4,844,000)              $ 4,844,000
                                                                   -----------

================================================================================
   SHARES    MONEY MARKET FUNDS - 0.0%                                VALUE
--------------------------------------------------------------------------------
      1,009  First American Treasury Obligation Fund - Class A
               (Cost $1,009)                                       $     1,009
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE - 102.3%
               (Cost $63,295,639)                                  $63,166,220

             LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)%         (1,416,833)
                                                                   -----------

             NET ASSETS - 100.0%                                   $61,749,387
                                                                   ===========


 See accompanying notes to portfolio of investments.

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE   OBLIGATION (GO) BONDS - 96.9%                            VALUE
--------------------------------------------------------------------------------
             Alabama Mental Health Finance Auth., Special Tax,
$   515,000    5.00%, due 05/01/2006                               $   521,237
                                                                   -----------

             Alabama Special Care Facilities Financing Auth.,
               Birmingham, Rev.,
    500,000    4.50%, due 11/01/2009, ETM                              526,660
    400,000    5.375%, due 11/01/2012, ETM                             406,880
                                                                   -----------
                                                                       933,540
                                                                   -----------
             Alabama Special Care Facilities Financing Auth.,
               Mobile Hospital, Rev.,
    250,000    4.50%, due 11/01/2010, ETM                              264,527
                                                                   -----------

             Alabama State, GO,
    500,000    3.00%, due 09/01/2007                                   503,055
    500,000    5.00%, due 06/01/2008                                   530,430
                                                                   -----------
                                                                     1,033,485
                                                                   -----------
             Alabama State Public School & College Auth.,
               Capital Improvements, Rev.,
    275,000    5.25%, due 11/01/2005                                   277,406
    305,000    5.00%, due 12/01/2005                                   308,084
    300,000    5.00%, due 02/01/2010                                   323,985
    305,000    5.125%, due 11/01/2010                                  329,125
    475,000    5.00%, due 11/01/2012                                   510,387
    250,000    5.625%, due 07/01/2013                                  276,607
    600,000    5.125%, due 11/01/2013                                  647,460
    525,000    5.125%, due 11/01/2015                                  565,362
                                                                   -----------
                                                                     3,238,416
                                                                   -----------
             Alabama State Public School & College Auth., Rev.,
    325,000    5.00%, due 05/01/2010                                   352,674
                                                                   -----------

             Alabama Water Pollution Control Auth., Rev.,
    200,000    4.65%, due 8/15/2008                                    210,470
    500,000    5.00%, due 08/15/2010                                   544,505
                                                                   -----------
                                                                       754,975
                                                                   -----------
             Athens, AL, Electric Revenue Warrants,
    500,000    3.00%, due 06/01/2011                                   491,855
                                                                    -----------

             Athens, AL, School Warrants,
    335,000    5.05%, due 08/01/2015                                   356,591
                                                                   -----------

             Auburn, AL, GO,
    300,000    4.00%, due 08/01/2007                                   307,344
    285,000    4.25%, due 08/01/2009                                   298,375
                                                                   -----------
                                                                       605,719
                                                                   -----------
             Auburn, AL, Water Works Board, Rev.,
    335,000    5.00%, due 07/01/2015                                   365,535
                                                                   -----------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE   OBLIGATION (GO) BONDS - 96.9% (CONTINUED)                VALUE
--------------------------------------------------------------------------------
             Auburn University, AL, General Fee Rev.,
$   300,000    4.00%, due 06/01/2008                               $   309,399
    400,000    4.45%, due 06/01/2011                                   417,412
                                                                   -----------
                                                                       726,811
                                                                   -----------
             Baldwin Co., AL, Board of Education, Revenue Warrants,
    200,000    5.20%, due 06/01/2009                                   208,320
    300,000    5.00%, due 06/01/2010                                   325,317
                                                                   -----------
                                                                       533,637
                                                                   -----------
             Baldwin Co., AL, GO,
    400,000    5.00%, due 02/01/2007                                   413,350
    500,000    4.50%, due 11/01/2008                                   525,360
    200,000    4.55%, due 02/01/2009                                   208,122
                                                                   -----------
                                                                     1,146,832
                                                                   -----------
             Birmingham, AL, Industrial Water Board, Rev.,
    100,000    6.00%, due 07/01/2007                                   105,340
                                                                   -----------

             Birmingham, AL, Medical Clinic Board, Rev.,
     10,000    7.30%, due 07/01/2005, ETM                               10,001
                                                                   -----------

             Birmingham, AL, Series B, GO,
    300,000    3.00%, due 07/01/2006                                   301,002
                                                                   -----------

             Birmingham, AL, Special Care Facilities Financing
               Authority, Rev.,
    200,000    5.00%, due 06/01/2006                                   204,022
    300,000    3.70%, due 06/01/2009                                   306,366
                                                                   -----------
                                                                       510,388
                                                                   -----------
             Decatur, AL, GO, Warrants,
    300,000    4.00%, due 07/01/2008                                   309,600
    300,000    5.00%, due 06/01/2009                                   311,913
                                                                   -----------
                                                                       621,513
                                                                    -----------
             Decatur, AL, Water Rev.,
    100,000    5.00%, due 05/01/2014                                   107,605
                                                                   -----------
             Dothan, AL, GO,
    400,000    5.25%, due 09/01/2010                                   409,688
    500,000    5.50%, due 09/01/2014                                   549,795
                                                                   -----------
                                                                       959,483
                                                                   -----------
             Fairhope, AL, Utilities Rev.,
    225,000    2.50%, due 12/01/2006                                   224,073
                                                                   -----------

             Fairhope, AL, Warrants,
    200,000    4.00%, due 06/01/2009                                   207,490
    295,000    5.10%, due 06/01/2014                                   321,644
                                                                   -----------
                                                                       529,134
                                                                   -----------
             Florence, AL, Electric Revenue Warrants,
    500,000    5.00%, due 06/01/2009                                   537,090
                                                                   -----------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE   OBLIGATION (GO) BONDS - 96.9% (CONTINUED)                VALUE
--------------------------------------------------------------------------------
             Florence, AL, School Warrants,
$   200,000    4.65%, due 12/01/2012                               $   211,880
    400,000    5.75%, due 09/01/2015                                   406,148
                                                                   -----------
                                                                       618,028
                                                                   -----------
             Foley, AL, Utilities Board, Rev.,
    500,000    4.00%, due 11/01/2007                                   513,770
                                                                   -----------

             Greenville, AL, GO,
    300,000    5.10%, due 12/01/2009                                   315,960
                                                                   -----------

             Homewood, AL, Board of Education, Capital Outlay Warrants,
    300,000    4.00%, due 02/01/2007                                   305,856
                                                                   -----------

             Homewood, AL, GO,
    500,000    5.00%,due 09/01/2014                                    548,065
                                                                   -----------

             Hoover, AL, Board of Education, Special Tax,
    300,000    3.00%, due 02/15/2006                                   300,651
                                                                   -----------

             Houston Co., AL, GO,
    300,000    5.60%, due 10/15/2014                                   336,561
                                                                   -----------

             Huntsville, AL, Electric Systems, Rev.,
    250,000    4.80%, due 12/01/2012                                   265,333
                                                                   -----------

             Huntsville, AL, GO,
    200,000    4.50%, due 08/01/2007                                   206,908
    190,000    4.10%, due 11/01/2008                                   197,114
    400,000    5.50%, due 08/01/2009                                   437,852
    500,000    5.00%, due 08/01/2011                                   547,750
    250,000    5.25%, due 11/01/2011                                   269,627
    250,000    5.25%, due 11/01/2012                                   269,627
                                                                   -----------
                                                                     1,928,878
                                                                   -----------
             Huntsville, AL, Capital Improvements, GO,
    100,000    3.25%, due 11/01/2010                                   100,632
                                                                   -----------

             Huntsville, AL, Water Systems, Rev.,
    200,000    4.70%, due 11/01/2013                                   209,204
                                                                   -----------

             Madison, AL, Warrants,
    200,000    4.40%, due 02/01/2011                                   209,464
    400,000    4.85%, due 02/01/2013                                   424,696
                                                                   -----------
                                                                       634,160
                                                                   -----------

             Madison Co., AL, Board of Education, Capital
               Outlay Tax Antic. Warrants,
    400,000    5.20%, due 03/01/2011                                   437,144
    250,000    5.10%, due 09/01/2011                                   256,060
                                                                   -----------
                                                                       693,204
                                                                   -----------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE   OBLIGATION (GO) BONDS - 96.9% (CONTINUED)                VALUE
--------------------------------------------------------------------------------
             Madison Co., AL, Water Rev.,
$   290,000    4.00%, due 07/01/2007                               $   296,960
    300,000    4.00%, due 07/01/2008                                   309,600
                                                                   -----------
                                                                       606,560
                                                                   -----------
             Mobile, AL, GO,
    180,000    5.75%, due 02/15/2016, prerefunded 02/15/2006 @ 102     187,069
    275,000    6.20%, due 02/15/2007, ETM                              289,853
                                                                   -----------
                                                                       476,922
                                                                   -----------
             Mobile Co., AL, Gas Tax Antic. Warrants,
    250,000    3.55%, due 02/01/2009                                   253,335
                                                                   -----------

             Mobile Co., AL, Warrants,
    300,000    5.00%, due 02/01/2006                                   304,080
    200,000    5.40%, due 08/01/2013                                   218,510
                                                                   -----------
                                                                       522,590
                                                                   -----------
             Montgomery, AL, GO,
    500,000    5.10%, due 10/01/2008                                   528,385
    300,000    5.00%, due 11/01/2015                                   326,784
                                                                   -----------
                                                                       855,169
                                                                    -----------
             Montgomery, AL, Waterworks & Sanitation, Rev.,
    500,000    5.00%, due 09/01/2008                                   531,760
    400,000    5.60%, due 09/01/2009                                   417,564
                                                                   -----------
                                                                       949,324
                                                                   -----------
             Montgomery Co., AL, GO,
    300,000    3.00%, due 11/01/2006                                   301,194
                                                                   -----------

             Mountain Brook, AL, City Board of Education,
               Capital Outlay Warrants,
    405,000    4.80%, due 02/15/2011                                   413,772
                                                                   -----------

             Muscle Shoals, AL, GO,
    400,000    5.60%, due 08/01/2010                                   414,832
                                                                   -----------

             Opelika, AL, GO,
    500,000    5.00%, due 04/01/2006                                   508,640
    200,000    4.00%, due 03/01/2008                                   205,986
    210,000    4.00%, due 03/01/2010                                   218,707
                                                                   -----------
                                                                       933,333
                                                                   -----------
             Scottsboro, AL, Waterworks Sewer & Gas Board, Rev.,
    200,000    4.35%, due 08/01/2011                                   208,294
                                                                   -----------

             Shelby Co., AL, Board of Education, GO Warrants,
    315,000    4.75%, due 02/01/2009                                   334,121
                                                                   -----------

             Shelby Co., AL, Board of Education, Rev. Warrants,
    500,000    4.80%, due 02/01/2011                                   531,260
                                                                   -----------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE   OBLIGATION (GO) BONDS - 96.9% (CONTINUED)                VALUE
--------------------------------------------------------------------------------
             Trussville, AL, Warrants,
$   400,000    4.30%, due 10/01/2010                               $   421,992
                                                                   -----------

             Tuscaloosa, AL, Board of Education, GO,
    300,000    4.625%, due 08/01/2008                                  303,468
                                                                   -----------

             Tuscaloosa, AL, Board of Education, Special Tax
               Warrants,
    300,000    4.85%, due 02/15/2013                                   306,837
                                                                   -----------

             Tuscaloosa, AL, GO Warrants,
    300,000    5.00%, due 02/15/2007                                   310,671
    145,000    4.25%, due 02/15/2011                                   152,646
    500,000    5.45%, due 01/01/2014                                   551,160
                                                                   -----------
                                                                     1,014,477
                                                                   -----------
             Tuscaloosa Co., AL, GO Warrants,
    425,000    4.30%, due 10/01/2009                                   446,888
                                                                   -----------

             University of Alabama, AL, General Fee Rev.,
    240,000    4.10%, due 12/01/2013                                   251,040
                                                                   -----------

             University of Alabama, AL, Series A, Rev.,
    400,000    5.25%, due 06/01/2010                                   417,460
    100,000    5.25%, due 10/01/2010                                   108,583
    100,000    5.375%, due 06/01/2013                                  104,477
                                                                   -----------
                                                                       630,520
                                                                   -----------
             Vestavia Hills, AL, Warrants,
    565,000    5.00%, due 02/01/2012                                   619,150
                                                                   -----------

             TOTAL ALABAMA FIXED RATE REVENUE AND GENERAL
               OBLIGATION (GO) BONDS (Cost $31,727,587)            $32,796,843
                                                                   -----------

================================================================================
   SHARES    MONEY MARKET FUNDS - 2.0%                                VALUE
--------------------------------------------------------------------------------
    666,597  First American Tax-Free Obligation Fund - Class S
               (Cost $666,597)                                     $   666,597
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE - 98.9%
              (Cost $32,394,184)                                   $33,463,440

             OTHER ASSETS IN EXCESS OF LIABILITIES -1.1%               390,836
                                                                   -----------

             NET ASSETS - 100.0%                                   $33,854,276
                                                                   ===========


See accompanying notes to portfolio of investments.

THE GOVERNMENT STREET FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

JUNE 30, 2005 (UNAUDITED)


1. SECURITIES VALUATION

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.



2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.



3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2005:


                                         Government         Government         Government
                                        Street Equity         Street           Street Bond        Alabama Tax
                                            Fund           Mid-Cap Fund           Fund          Free Bond Fund
                                       ---------------    ---------------    ----------------   ----------------

Cost of portfolio investments            $ 93,242,185      $ 32,106,992        $ 63,295,639       $ 32,463,736
                                       ===============    ===============    ================   ================

Gross unrealized appreciation            $ 47,763,506      $  5,474,242        $   786,669        $ 1,085,848

Gross unrealized depreciation             (8,345,103)       (1,167,205)          (916,088)           (86,144)
                                       ---------------    ---------------    ----------------   ----------------

Net unrealized appreciation
(depreciation)                           $ 39,418,403      $  4,307,037        $ (129,419)        $   999,704
                                       ===============    ===============    ================   ================

THE GOVERNMENT STREET FUNDS

JUNE 30, 2005 (UNAUDITED)


The difference between the federal income tax cost of portfolio investments and the financial statement cost for Government Street Equity Fund, Government Street Mid-Cap Fund and Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS - 65.4%                                    VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 6.5%
      5,100  Black & Decker Corporation (The)                      $   458,235
     19,000  Home Depot, Inc.                                          739,100
     29,700  Staples, Inc.                                             633,204
     13,000  Target Corporation                                        707,330
     20,000  Viacom, Inc. - Class B                                    640,400
     19,000  Wal-Mart Stores, Inc.                                     915,800
                                                                   -----------
                                                                     4,094,069
                                                                   -----------
             CONSUMER STAPLES - 3.9%
     25,000  PepsiCo, Inc.                                           1,348,250
     16,300  Procter & Gamble Company (The)                            859,825
      6,000  SYSCO Corporation                                         217,140
                                                                   -----------
                                                                     2,425,215
                                                                   -----------
             ENERGY - 6.3%
     11,500  Anadarko Petroleum Corporation                            944,725
     21,000  ChevronTexaco Corporation                               1,174,320
      8,600  ConocoPhillips                                            494,414
     22,000  Noble Drilling Corporation                              1,353,220
                                                                   -----------
                                                                     3,966,679
                                                                   -----------
             FINANCIALS - 8.4%
     28,000  Bank of America Corporation                             1,277,080
     21,100  CIT Group, Inc.                                           906,667
     25,000  Citigroup, Inc.                                         1,155,750
      9,500  Goldman Sachs Group, Inc.                                 969,190
     14,100  Prudential Financial, Inc.                                925,806
                                                                   -----------
                                                                     5,234,493
                                                                   -----------
             HEALTHCARE - 12.4%
     19,500  Amgen, Inc. (a)                                         1,178,970
     14,200  Fisher Scientific International, Inc. (a)                 921,580
     11,000  Johnson & Johnson                                         715,000
      8,200  Medtronic, Inc.                                           424,678
     22,400  Pfizer, Inc.                                              617,792
     34,000  Teva Pharmaceutical Industries Ltd.                     1,058,760
     18,500  Varian Medical Systems, Inc. (a)                          690,605
     18,400  WellPoint, Inc. (a)                                     1,281,376
     11,500  Zimmer Holdings, Inc. (a)                                 875,955
                                                                   -----------
                                                                     7,764,716
                                                                   -----------
             INDUSTRIALS - 11.9%
      9,000  3M Company                                                650,700
     11,200  Caterpillar, Inc.                                       1,067,472
     37,000  Cendant Corporation                                       827,690
     18,000  Dover Corporation                                         654,840
      7,000  General Dynamics Corporation                              766,780
     37,025  General Electric Company                                1,282,916
     14,000  ITT Industries, Inc.                                    1,366,820
     27,000  Norfolk Southern Corporation                              835,920
                                                                   -----------
                                                                     7,453,138
                                                                   -----------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 65.4% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY - 11.9%
     42,000  Accenture Ltd. - Class A (a)                          $   952,140
     12,000  Affiliated Computer Services, Inc. (a)                    613,200
     42,000  Cisco Systems, Inc.(a)                                    802,620
     22,000  Dell Computer Corporation (a)                             869,220
     33,000  Intel Corporation                                         859,980
     14,000  Intuit, Inc. (a)                                          631,540
     20,500  Jabil Circuit, Inc. (a)                                   629,965
     41,000  Microsoft Corporation                                   1,018,440
     51,000  Oracle Corporation (a)                                    673,200
     12,400  Qualcomm, Inc.                                            409,324
                                                                   -----------
                                                                     7,459,629
                                                                   -----------
             MATERIALS - 2.8%
     18,000  Dow Chemical Company (The)                                801,540
     21,000  Praxair, Inc.                                             978,600
                                                                   -----------
                                                                     1,780,140
                                                                   -----------
             TELECOMMUNICATIONS SERVICES - 1.3%
     33,000  Vodafone Group PLC - ADR                                  802,560
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $32,315,734)                $40,980,639
                                                                   -----------

================================================================================
 PAR VALUE   U.S. TREASURY OBLIGATIONS - 3.7%                         VALUE
--------------------------------------------------------------------------------
             U.S. TREASURY NOTES - 3.3%
$ 1,000,000  7.00%, due 07/15/2006                                 $ 1,034,648
    500,000  4.00%, due 02/15/2014                                     503,008
    500,000  4.25%, due 11/15/2014                                     511,739
                                                                   -----------
                                                                     2,049,395
                                                                   -----------
             U.S. TREASURY INFLATION-PROTECTION NOTES - 0.4%
    251,738  3.375%, due 01/15/2007                                    259,733
                                                                   -----------

             TOTAL U.S.TREASURY OBLIGATIONS (Cost $2,305,125)      $ 2,309,128
                                                                   -----------

================================================================================
 PAR VALUE   U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.8%                VALUE
--------------------------------------------------------------------------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.2%
$ 1,000,000  6.625%, due 09/15/2009                                $ 1,100,971
    300,000  5.125%, due 07/15/2012                                    318,004
                                                                   -----------
                                                                     1,418,975
                                                                   -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.6%
    800,000  7.00%, due 07/15/2005                                     801,062
    200,000  2.00%, due 10/21/2005                                     199,103
    700,000  6.00%, due 12/15/2005                                     707,533
    250,000  4.00%, due 12/14/2007                                     249,970
    250,000  7.25%, due 01/15/2010                                     283,485
                                                                   -----------
                                                                     2,241,153
                                                                   -----------

             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost $3,510,434)                                   $ 3,660,128
                                                                   -----------

 THE JAMESTOWN BALANCED FUND
 PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   MORTGAGE-BACKED SECURITIES - 5.1%                        VALUE
--------------------------------------------------------------------------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.5%
$    74,744  Pool #1471, 7.00%, due 03/01/2008                     $    76,070
     20,428  Pool #1655, 6.50%, due 10/01/2008                          20,484
    150,687  Pool #E00616, 6.00%, due 01/01/2014                       155,835
     53,099  Pool #E90624, 6.00%, due 08/01/2017                        54,913
                                                                   -----------
                                                                       307,302
                                                                   -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.9%
    123,184  Series #1993-18-PJ, 6.50%, due 12/01/2007                 123,462
    743,073  Pool #380512, 6.15%, due 08/01/2008                       773,725
    339,603  Pool #618465, 5.00%, due 12/01/2016                       343,623
    266,023  Pool #255031, 4.50%, due 12/01/2018                       264,968
    384,991  Pool #255455, 5.00%, due 10/01/2024                       388,094
     92,791  Pool #489757, 6.00%, due 04/01/2029                        95,163
    442,532  Pool #808413, 5.50%, due 01/01/2035                       448,853
                                                                   -----------
                                                                     2,437,888
                                                                   -----------
             GOVERNMENT NATIONAL MORTAGE ASSOCIATION - 0.7%
     71,274  Pool #781344, 6.50%, due 10/01/2031                        74,497
    365,248  Series #2003-102-PD, 4.25%, due 05/01/2033                362,310
                                                                   -----------
                                                                       436,807
                                                                   -----------

             TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,133,384)    $ 3,181,997
                                                                   -----------

================================================================================
 PAR VALUE   CORPORATE BONDS - 14.5%                                  VALUE
--------------------------------------------------------------------------------
             Abbott Laboratories,
$   220,000    5.625%, due 07/01/2006                              $   223,680
             Alcoa, Inc.,
    250,000    6.50%, due 06/01/2011                                   276,789
             Allstate Corporation (The),
    150,000    6.125%, due 02/15/2012                                  164,325
             Anheuser-Busch Companies, Inc.,
    249,000    5.375%, due 09/15/2008                                  258,438
             BB&T Corporation,
    325,000    6.50%, due 08/01/2011                                   360,760
             Burlington Resources, Inc.,
    350,000    6.68%, due 02/15/2011                                   386,240
             Citigroup, Inc.,
    200,000    5.00%, due 03/06/2007                                   203,398
             ConocoPhillips,
    200,000    4.75%, due 10/15/2012                                   204,666
             CVS Corporation,
    250,000    5.625%, due 03/15/2006                                  252,584
             Deutsche Telekom AG,
    300,000    8.50%, due 06/15/2010                                   347,681
             Donaldson Lufkin Jenrette, Inc.,
    500,000    6.875%, due 11/01/2005                                  504,900

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   CORPORATE BONDS - 14.5% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
             Dover Corporation,
$   345,000    6.50%, due 02/15/2011                               $   382,174
             Duke Realty L.P., Medium Term Notes,
    390,000    6.75%, due 05/30/2008                                   412,356
             FPL Group Capital, Inc.,
    300,000    7.375%, due 06/01/2009                                  332,553
             General Dynamics Corporation,
    125,000    4.25%, due 05/15/2013                                   123,577
             Goldman Sachs Group, Inc.,
    350,000    6.65%, due 05/15/2009                                   378,996
             GTE Northwest, Inc.,
    300,000    6.30%, due 06/01/2010                                   317,797
             HSBC Finance Corporation,
    300,000    6.40%, due 06/17/2008                                   317,740
             Illinois Tool Works, Inc.,
    216,000    5.75%, due 03/01/2009                                   228,288
             International Business Machines Corporation,
    175,000    4.375%, due 06/01/2009                                  176,899
             JPMorgan Chase & Company,
    300,000    6.75%, due 02/01/2011                                   331,770
             Jefferson-Pilot Corporation,
    100,000    4.75%, due 01/30/2014                                   100,767
             Kreditanstalt fuer Wiederaufbau (KfW Bankengruppe),
    250,000    3.875%, due 06/30/2009                                  249,953
             May Department Stores Company,
    260,000    5.95%, due 11/01/2008                                   271,520
             Morgan Stanley,
    250,000    5.30%, due 03/01/2013                                   259,809
             Pharmacia Corporation,
    250,000    5.75%, due 12/01/2005                                   252,150
             SBC Communciations, Inc., Medium Term Notes,
    400,000    6.875%, due 08/15/2006                                  412,038
             SunTrust Banks, Inc.
    300,000    6.00%, due 01/15/2028                                   337,252
             Union Camp Corporation,
    300,000    6.50%, due 11/15/2007                                   313,997
             United Technologies Corporation,
    250,000    6.10%, due 05/15/2012                                   274,523
             U.S. Bank, N.A.,
    200,000    4.80%, due 04/15/2015                                   203,148
             Wachovia Corporation,
    250,000    5.25%, due 08/1/2014                                    260,972
                                                                   -----------

             TOTAL CORPORATE BONDS (Cost $8,658,981)                 9,121,740
                                                                   -----------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   MUNICIPAL DEBT SECURITIES - 0.4%                         VALUE
--------------------------------------------------------------------------------
$   230,000  Virginia State Residential Authority,
               Infrastructure, Revenue, 5.90%, due 05/01/2011
               (Cost $234,600)                                     $   248,085
                                                                   -----------

================================================================================
 PAR VALUE   REGIONAL AUTHORITY BONDS - 0.3%                          VALUE
--------------------------------------------------------------------------------
$   205,000  Manitoba (Province of), Medium Term Notes,
               5.50%, due 10/01/2008 (Cost $203,692)               $   214,094
                                                                   -----------

================================================================================
 PAR VALUE   SHORT-TERM CORPORATE NOTES - 2.2%                        VALUE
--------------------------------------------------------------------------------
$   242,887  American Family Financial Services, Inc., Demand
             Note                                                  $   242,887
    422,497  U.S. Bank, N.A., Demand Note                              422,497
    750,998  Wisconsin Corporate Central Credit Union, Demand
             Note                                                      750,998
                                                                   -----------

             TOTAL SHORT-TERM CORPORATE NOTES (Cost $1,416,382)    $ 1,416,382
                                                                   -----------

================================================================================
  SHARES     MONEY MARKET FUNDS - 2.2%                                VALUE
--------------------------------------------------------------------------------
  1,371,764  First American Treasury Obligations Fund - Class A
                (Cost $1,371,764)                                  $ 1,371,764
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE - 99.6%
               (Cost $53,150,096)                                  $62,289,863

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%              288,477
                                                                   -----------

             NET ASSETS - 100.0%                                   $62,578,340
                                                                   ===========


 (a) Non-income producing security.

 See accompanying notes to portfolio of investments.

 THE JAMESTOWN EQUITY FUND
 PORTFOLIO OF INVESTMENTS
 JUNE 30, 2005 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS - 94.8%                                    VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 9.8%
      5,000  Black & Decker Corporation (The)                      $   449,250
     19,000  Home Depot, Inc.                                          739,100
     31,650  Staples, Inc.                                             674,778
     13,000  Target Corporation                                        707,330
     19,000  Viacom, Inc. - Class B                                    608,380
     18,500  Wal-Mart Stores, Inc.                                     891,700
                                                                   -----------
                                                                     4,070,538
                                                                   -----------
             CONSUMER STAPLES - 5.0%
     23,000  PepsiCo, Inc.                                           1,240,390
     16,000  Procter & Gamble Company (The)                            844,000
                                                                   -----------
                                                                     2,084,390
                                                                   -----------
             ENERGY - 9.2%
     11,300  Anadarko Petroleum Corporation                            928,295
     20,000  ChevronTexaco Corporation                               1,118,400
      8,200  ConocoPhillips                                            471,418
     21,000  Noble Drilling Corporation                              1,291,710
                                                                   -----------
                                                                     3,809,823
                                                                   -----------
             FINANCIAL - 12.1%
     27,000  Bank of America Corporation                             1,231,470
     21,000  CIT Group, Inc.                                           902,370
     24,000  Citigroup, Inc.                                         1,109,520
      9,200  Goldman Sachs Group, Inc.                                 938,584
     13,000  Prudential Financial, Inc.                                853,580
                                                                   -----------
                                                                     5,035,524
                                                                   -----------
             HEALTHCARE - 18.1%
     18,500  Amgen, Inc.(a)                                          1,118,510
     14,000  Fisher Scientific International, Inc. (a)                 908,600
     10,500  Johnson & Johnson                                         682,500
      7,900  Medtronic, Inc.                                           409,141
     22,200  Pfizer, Inc.                                              612,276
     33,000  Teva Pharmaceutical Industries Ltd.                     1,027,620
     18,000  Varian Medical Systems, Inc. (a)                          671,940
     18,000  WellPoint, Inc. (a)                                     1,253,520
     11,000  Zimmer Holdings, Inc. (a)                                 837,870
                                                                   -----------
                                                                     7,521,977
                                                                   -----------
             INDUSTRIALS - 17.1%
      8,000  3M Company                                                578,400
     10,900  Caterpillar, Inc.                                       1,038,879
     36,000  Cendant Corporation                                       805,320
     18,000  Dover Corporation                                         654,840
      6,500  General Dynamics Corporation                              712,010
     36,000  General Electric Company                                1,247,400
     13,000  ITT Industries, Inc.                                    1,269,190
     26,100  Norfolk Southern Corporation                              808,056
                                                                   -----------
                                                                     7,114,095
                                                                    -----------

THE JAMESTOWN EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS - 94.8% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY - 17.4%
     41,000  Accenture Ltd. - Class A (a)                          $   929,470
     11,500  Affiliated Computer Services, Inc. (a)                    587,650
     40,000  Cisco Systems, Inc.(a)                                    764,400
     21,000  Dell Computer Corporation (a)                             829,710
     33,500  Intel Corporation                                         873,010
     13,500  Intuit, Inc. (a)                                          608,985
     20,000  Jabil Circuit, Inc. (a)                                   614,600
     40,000  Microsoft Corporation                                     993,600
     48,000  Oracle Corporation (a)                                    633,600
     12,500  Qualcomm, Inc.                                            412,625
                                                                   -----------
                                                                     7,247,650
                                                                   -----------
             MATERIALS - 4.2%
     18,000  Dow Chemical Company (The)                                801,540
     20,500  Praxair, Inc.                                             955,300
                                                                   -----------
                                                                     1,756,840
                                                                   -----------
             TELECOMMUNICATIONS SERVICES - 1.9%
     32,000  Vodafone Group PLC - ADR                                  778,240
                                                                   -----------

             TOTAL COMMON STOCKS - 94.8% (Cost $31,595,968)        $39,419,077
                                                                   -----------

================================================================================
 PAR VALUE   SHORT-TERM CORPORATE NOTES - 5.0%                        VALUE
--------------------------------------------------------------------------------
   $ 97,510  American Family Financial Services, Inc., Demand
               Note                                                $    97,510
  1,953,767  U.S. Bank, N.A., Demand Note                            1,953,767
     29,173  Wisconsin Corporate Central Credit Union, Demand
               Note                                                     29,173
                                                                   -----------

             TOTAL SHORT-TERM CORPORATE NOTES (Cost $2,080,450)    $ 2,080,450
                                                                   -----------

================================================================================
  SHARES     MONEY MARKET FUNDS - 0.0%                                VALUE
--------------------------------------------------------------------------------
     10,000  First American Treasury Obligations Fund -
               Class A (Cost $10,000)                              $    10,000
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE - 99.8%
               (Cost $33,686,418)                                  $41,509,527

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%               63,601
                                                                   -----------

             NET ASSETS - 100.0%                                   $41,573,128
                                                                   ===========

 (a) Non-income producing security.

 See accompanying notes to portfolio of investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
================================================================================
             VIRGINIA FIXED RATE REVENUE AND GENERAL
 PAR VALUE   OBLIGATION (GO) BONDS - 98.3%                            VALUE
--------------------------------------------------------------------------------
             Alexandria, Virginia, GO,
$ 1,000,000    5.00%, due 06/15/2011, prerefunded 06/15/2010
               @ 101                                               $ 1,098,860
             Arlington Co., Virginia, GO,
    500,000    4.10%, due 11/01/2018                                   514,055
             Chesterfield Co., Virginia, GO,
     85,000    6.25%, due 07/15/2005                                    85,059
  1,000,000    4.75%, due 01/01/2013, prerefunded 01/01/2008 @100    1,046,320
             Fairfax Co., Virginia, GO,
    700,000    5.00%, due 10/01/2011                                   774,200
             Fairfax Co., Virginia, Econcomic Dev. Authority,
               Revenue,
  1,000,000    5.00%, due 06/01/2018                                 1,092,380
             Hampton, Virginia, GO,
  1,000,000    5.50%, due 02/01/2012, prerefunded 02/01/2010 @ 102   1,123,010
             Hanover Co., Virginia, GO,
  1,000,000    5.125%, due 07/15/2013                                1,089,330
             Hanover Co., Virginia, Industrial Dev. Authority,
               Revenue,
  1,000,000    6.50%, due 08/15/2009                                 1,129,250
             Henrico Co., Virginia, Economic Dev. Authority,
               Revenue,
  1,000,000    5.50%, due 11/01/2008                                 1,082,630
             James City., Virginia, School District, GO,
    500,000    5.00%, due 12/15/2018                                   555,480
             James City., Virginia, Service Authority, Water and
               Sewer, Revenue,
  1,000,000    5.125%, due 01/15/2017                                1,099,910
             Loudoun Co., Virginia, GO,
    500,000    5.00%, due 07/01/2012                                   555,400
             Loudoun Co., Virginia, Industrial Dev. Authority,
               Public Facility Lease, Revenue,
  1,000,000    5.00%, due 03/01/2019                                 1,083,980
             Lynchburg, Virginia, GO,
    500,000    5.00%, due 06/01/2015                                   560,735
             Medical College of Virginia, Hospitals Authority,
               Revenue,
    700,000    5.00%, due 07/01/2013                                   750,617
             Newport News, Virginia, GO,
  1,000,000    5.625%, due 07/01/2014, prerefunded 07/01/2005 @ 102  1,020,090
             Norfolk, Virginia, Water, Revenue,
  1,000,000    5.00%, due 11/01/2016                                 1,088,680
             Portsmouth, Virginia, GO,
    800,000    5.00%, due 08/01/2017                                   837,576
             Richmond, Virginia, GO,
  1,000,000    5.45%, due 01/15/2008                                 1,064,740
             Richmond, Virginia, Industrial Dev. Authority,
               Government Facilities, Revenue,
  1,010,000    4.75%, due 07/15/2010                                 1,086,629
             Richmond, Virginia, Metropolitan Authority, Revenue,
  1,000,000    5.25%, due 07/15/2014                                 1,136,120

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
             VIRGINIA FIXED RATE REVENUE AND GENERAL
 PAR VALUE   OBLIGATION (GO) BONDS - 98.3% (CONTINUED)                VALUE
--------------------------------------------------------------------------------
             Roanoke, Virginia, GO,
$   185,000    5.00%, due 08/01/2009, prerefunded 08/01/2006 @ 102 $   193,332
    815,000    5.00%, due 08/01/2009                                   850,266
             Roanoke, Virginia, Industrial Dev. Authority,
               Hospital, Revenue,
    800,000    2.27%, floating rate, due 07/01/2027                    800,000
             Southeastern Public Service Authority, Virginia,
               Revenue,
  1,000,000    5.00%, due 07/01/2015                                 1,112,810
             Spotsylvania County, Virginia, GO,
    500,000    5.00%, due 01/15/2016                                   552,620
             Suffolk, Virginia, GO,
  1,000,000    5.00%, due 12/01/2015                                 1,062,570
             University of Virginia, Revenue,
  1,000,000    5.25%, due 06/01/2012                                 1,092,150
             Upper Occoquan, Virginia, Sewer Authority, Revenue,
    700,000    5.00%, due 07/01/2015, prerefunded 07/01/2006 @ 102     730,310
             Virginia Beach, Virginia, GO,
    800,000    5.25%, due 08/01/2010                                   862,488
             Virginia College Building Authority, Educational
               Facilities, Revenue,
    500,000    5.00%, due 04/01/2017                                   554,080
             Virginia Commonwealth Transportation Board, Revenue,
    850,000    7.25%, due 05/15/2020                                   924,638
             Virginia State Resource Authority, Revenue,
    500,000    5.50%, due 05/01/2017                                   552,805
             Virginia State, GO
    500,000    5.00%, due 06/01/2012                                   555,945
             Virginia State Public School Authority, Revenue,
    995,000    5.25%, due 08/01/2009                                 1,082,460
                                                                   -----------

             TOTAL VIRGINIA FIXED RATE REVENUE AND GENERAL
               OBLIGATION (GO) BONDS (Cost $29,479,724)            $30,801,525
                                                                   -----------

================================================================================
   SHARES    MONEY MARKET FUNDS - 0.3%                                VALUE
--------------------------------------------------------------------------------
    101,148  First American Tax Free Obligation Fund - Class A
              (Cost $101,148)                                      $   101,148
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE - 98.6%
              (Cost $29,580,872)                                   $30,902,673

             OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%              419,122
                                                                   -----------

             NET ASSETS - 100.0%                                   $31,321,795
                                                                   ===========


 See accompanying notes to portfolio of investments.

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS - 96.9%                                    VALUE
--------------------------------------------------------------------------------
             AUSTRALIA - 1.9%
     57,710  Alumina Ltd. (b)                                      $   243,989
      8,671  BHP Billiton Ltd. (b)                                     118,572
                                                                   -----------
                                                                       362,561
                                                                   -----------
             CANADA - 0.3%
      3,718  Placer Dome, Inc.                                          57,183
                                                                   -----------

             FINLAND - 0.4%
      4,563  Nokia Oyj - ADR                                            75,928
                                                                   -----------

             FRANCE - 8.3%
      1,285  Accor SA (b)                                               60,110
     18,310  Alcatel SA (b)                                            199,742
      1,689  Casino Guichard-Perrachon SA (b)                          118,432
      3,436  Compagnie de Saint-Gobain (b)                             190,135
      1,719  France Telecom SA (b)                                      50,047
      1,886  PPR SA (b)                                                194,120
      2,015  Renault SA (b)                                            177,055
      2,526  Sanofi-Aventis (b)                                        206,960
      7,293  Suez SA (b)                                               197,213
      6,345  Vivendi Universal SA (b)                                  198,925
                                                                   -----------
                                                                     1,592,739
                                                                   -----------
             GERMANY - 13.0%
      1,419  Allianz AG (b)                                            162,316
      1,639  Altana AG (b)                                              93,619
      4,959  Bayer AG (b)                                              165,066
      4,452  Bayerische Hypo-und Vereinsbank AG (a) (b)                115,477
      1,716  Bayerische Motoren Werke AG (b)                            78,102
      3,903  DaimlerChrysler AG (b)                                    157,998
      3,417  Deustche Bank AG (b)                                      266,035
      6,322  Infineon Technologies AG (a) (b)                           58,798
      3,166  KarstadtQuelle AG (b)                                      42,131
        495  Lanxess AG (a)                                             11,051
      3,129  Metro AG (b)                                              155,009
      1,710  Muencher Rueckversicherungs-Gesellschaft AG (b)           181,315
      1,283  SAP AG (b)                                                222,499
      3,071  Schering AG (b)                                           189,210
      4,194  Siemens AG (b)                                            305,161
      6,277  Volkswagon AG (b)                                         285,666
                                                                   -----------
                                                                     2,489,453
                                                                   -----------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 96.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             GREECE - 1.1%
     11,485  Hellenic Telecommunications Organization SA (b)       $   222,570
                                                                   -----------

             HONG KONG - 0.2%
    125,814  Air China Ltd. - Class H (a) (b)                           42,312
                                                                   -----------

             ITALY - 5.1%
      7,404  Assicurazioni Generali SpA (b)                            230,771
     28,459  Enel SpA (b)                                              248,457
     17,050  ENI SpA (b)                                               438,276
     54,750  Pirelli & C. SpA (b)                                       56,947
                                                                   -----------
                                                                       974,451
                                                                   -----------
             JAPAN - 25.2%
     11,000  Bridgestone Corporation (b)                               210,986
      2,700  Canon, Inc. (b)                                           141,647
     19,000  Daiwa Securities Group, Inc. (b)                          116,757
         45  East Japan Railway Company (b)                            230,976
        500  Electric Power Development Company Ltd. (b)                14,422
     10,000  JSR Corporation (b)                                       209,443
      4,700  Ito-Yokado Company Ltd. (b)                               155,144
      1,800  KYOCERA CORPORATION (b)                                   137,334
     10,200  MARUI COMPANY LTD. (b)                                    137,081
     14,000  Matsushita Electric Industrial Company Ltd. (b)           211,782
         20  Millea Holdings, Inc. (b)                                 268,465
     24,000  Mitsubishi Estate Company Ltd. (b)                        262,848
         23  Mitsubishi Tokyo Financial Group, Inc. (b)                194,056
     23,000  Nikko Cordial Corporation (b)                             100,584
     23,300  Nissan Motor Company Ltd. (b)                             230,553
     24,300  Nomura Holdings, Inc. (b)                                 288,960
      8,800  PIONEER Corporation (b)                                   133,072
      1,800  ROHM COMPANY LTD. (b)                                     172,703
      4,500  SECOM Company Ltd. (b)                                    193,245
      5,000  Seven-Eleven Japan Co., Ltd. (b)                          138,482
     16,000  Sharp Corporation (b)                                     249,187
         50  Sumitomo Mitsui Financial Group, Inc. (b)                 336,534
      4,050  T&D Holdings, Inc. (b)                                    189,807
      2,000  TDK CORPORATION (b)                                       136,063
      3,100  Tokyo Electron Ltd. (b)                                   163,050
         42  UFJ Holdings, Inc. (b)                                    217,480
                                                                   -----------
                                                                     4,840,661
                                                                   -----------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS - 96.9% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             NETHERLANDS - 8.9%
      5,346  ABN AMRO Holdings NV (b)                              $   131,394
      8,356  Aegon NV (b)                                              107,645
      3,936  Akzo Nobel NV (b)                                         154,842
      7,823  Fortis (b)                                                216,488
      7,616  ING Groep NV (b)                                          214,154
     28,541  Koninklijke (Royal) KPN NV (b)                            238,800
      5,962  Koninklijke (Royal) Philips Electronics NV (b)            150,234
      6,783  Royal Dutch Petroleum Company (b)                         441,139
      1,951  VNU NV (b)                                                 54,328
                                                                   -----------
                                                                     1,709,024
                                                                   -----------
             POLAND - 0.2%
      5,340  Powszechna Kasa Oszczednosci Bank Polski SA (a) (b)        43,197
                                                                   -----------

             PORTUGAL - 0.4%
     31,605  EDP - Energias de Portugal, SA (b)                         79,429
                                                                   -----------

             SINGAPORE - 1.3%
     29,000  DBS Group Holdings Ltd. (b)                               245,147
                                                                   -----------

             SPAIN - 3.8%
     20,241  Repsol YPF SA (b)                                         513,890
     12,799  Telefonica SA (a) (b)                                     208,885
                                                                   -----------
                                                                       722,775
                                                                   -----------
             SWEDEN - 2.4%
     28,174  Nordea Bank AB (b)                                        255,378
     69,046  Telefonaktiebolaget LM Ericsson (a) (b)                   220,373
                                                                   -----------
                                                                       475,751
                                                                   -----------
             SWITZERLAND - 6.7%
      5,330  Credit Suisse Group (b)                                   208,989
        660  Nestle SA (b)                                             168,658
      6,802  Novartis AG (b)                                           323,037
      1,884  Roche Holdings AG (b)                                     237,792
      1,381  Swiss Re (b)                                               84,708
        482  Swisscom AG (b)                                           157,127
        606  Zurich Financial Services AG (b)                          103,974
                                                                   -----------
                                                                     1,284,285
                                                                   -----------
             UNITED KINGDOM - 17.7%
     29,614  BAE Systems PLC (b)                                       151,793
      6,020  Berkeley Group (The) PLC                                   99,650
     31,200  Cable & Wireless PLC (b)                                   83,065
      1,841  Carnival PLC (b)                                          104,426
     21,858  GlaxoSmithKline PLC (b)                                   528,383
     32,789  Imperial Chemical Industries PLC (b)                      149,210
     41,019  J Sainsbury PLC (b)                                       209,178
     10,685  Kesa Electricals PLC (b)                                   53,362

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 96.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             UNITED KINGDOM - 17.7% (CONTINUED)
     46,747  Kingfisher PLC (b)                                    $   205,171
     13,964  Land Securities Group PLC (b)                             346,885
     20,246  Lloyds TSB Group PLC (b)                                  171,048
     25,358  Pilkington PLC (b)                                         54,295
     24,729  Prudential PLC (b)                                        219,221
      6,847  Rio Tinto PLC (b)                                         208,581
     27,377  Rolls-Royce Group PLC (b)                                 140,513
     28,097  Shell Transport & Trading Company PLC (b)                 272,165
     10,964  Whitbread PLC (b)                                         186,480
     40,215  William Morrison Supermarkets PLC (b)                     133,611
    114,904  Woolworths Group PLC                                       76,205
                                                                   -----------
                                                                     3,393,242
                                                                   -----------

             TOTAL COMMON STOCKS - 96.9% (Cost $17,116,297)        $18,610,708

             OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1%              586,372
                                                                   -----------

             NET ASSETS - 100.0%                                   $19,197,080
                                                                   ===========


 (a) Non-income producing security.
 (b) Fair value priced (Note 1).

 See accompanying notes to portfolio of investments.

THE JAMESTOWN FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

JUNE 30, 2005 (UNAUDITED)


1. SECURITIES VALUATION

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Tax Exempt Virginia Fund and The Jamestown International Equity Fund are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national or foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Because the value of foreign securities may be materially affected by events occurring before the Funds' pricing time but after the close of the primary markets or exchanges on which such securities are traded, portfolio securities of The Jamestown International Equity Fund are priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate the Jamestown International Equity Fund's NAV may differ from quoted or published prices for the same securities. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.



2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

THE JAMESTOWN FUNDS

JUNE 30, 2005 (UNAUDITED)

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2005:

                                                                       Jamestown
                                            Jamestown                 Tax Exempt     Jamestown
                                             Balanced     Jamestown     Virginia  International
                                                 Fund   Equity Fund         Fund   Equity Fund

          Cost of portfolio investments    $53,283,004   $33,753,932  $29,580,872   $17,152,375
                                         ============= ============= ============ =============

           Gross unrealized appreciation   $10,109,963    $8,532,264   $1,323,163    $1,876,751

           Gross unrealized depreciation      (889,010)     (776,669)      (1,362)     (418,418)
                                         ------------- ------------- ------------ -------------

             Net unrealized appreciation    $9,220,953    $7,755,595   $1,321,801    $1,458,333
                                         ============= ============= ============ =============


The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown International Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.


(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Williamsburg Investment Trust
             --------------------------------------------------------------


By (Signature and Title)*    /s/ John F. Splain
                           ------------------------------------------------

                           John F. Splain, Secretary

Date          August 26, 2005
      --------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*           /s/ John T. Bruce
                           ------------------------------------------------

                           John T. Bruce, President (FBP Value Fund and
                           FBP Balanced Fund)

Date          August 26, 2005
      --------------------------------------

By (Signature and Title)*     /s/ Richard Mitchell
                            -----------------------------------------------

                            Richard Mitchell, President (The Government
                            Street Equity Fund, The Government Street Mid-Cap Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund)

Date           August 26, 2005
      --------------------------------------

By (Signature and Title)*    /s/ Charles M. Caravati III
                           ------------------------------------------------

                             Charles M. Caravati III, President (The Jamestown Balanced Fund, The Jamestown Equity Fund and
                             The Jamestown International Equity Fund)

Date          August 26, 2005
      --------------------------------------


By (Signature and Title)*    /s/ Joseph A. Jennings III
                           ------------------------------------------------

                             Joseph A. Jennings III, President (The Jamestown Tax Exempt Virginia Fund)

Date          August 26, 2005
      --------------------------------------


By (Signature and Title)*    /s/ Joseph L. Antrim III
                           ------------------------------------------------

                             Joseph L. Antrim III, President (The Davenport Equity Fund)

Date           August 26, 2005
      --------------------------------------


By (Signature and Title)*    /s/ Mark J. Seger
                           ------------------------------------------------

                           Mark J. Seger, Treasurer


Date          August 26, 2005
      --------------------------------------


* Print the name and title of each signing officer under his or her signature.